Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 25, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Interest calculated monthly basis on one percentage on funds advanced and received	1.00%
Interest expense	$ 121,656	$ 25,334
Accrued expenses	477,907
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable – related parties	90,499
Accounts payable – related parties				$ 2,101,113
Interest expense	$ 17,126
Other Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties			$ 315,904
BCMP [Member]
Related Party Transactions [Line Items]
Accounts payable – related parties			$ 81,813